Regulatory matters (Tables)	6 Months Ended
Jun. 30, 2018
Regulated Operations [Abstract]
Regulatory Assets and Liabilities
At any given time, the Company can have several regulatory proceedings underway. The financial effects of these proceedings are reflected in the unaudited interim consolidated financial statements based on regulatory approval obtained to the extent that there is a financial impact during the applicable reporting period. The following regulatory proceedings were recently completed:

Utility	State	Regulatory proceeding type	Annual revenue increase	Effective date
EnergyNorth Gas System	New Hampshire	General Rate Case	$10,711	May 1, 2018 with a one time recoupment of $1,326 for the difference between the final rates and temporary rates granted on July 1, 2017
Missouri Gas System	Missouri	General Rate Case	$4,600	Effective July 1, 2018
New England Natural Gas System	Massachusetts	Gas System Enhancement Plan	$3,676	Effective May 1, 2018

5.	Regulatory matters (continued)
Regulatory assets and liabilities consist of the following:

	June 30, 2018	December 31, 2017
Regulatory assets
Environmental remediation	$82,154	$82,711
Pension and post-employment benefits	105,561	105,712
Debt premium	52,185	57,406
Fuel and commodity costs adjustment	32,935	34,525
Rate adjustment mechanism	35,370	35,813
Clean Energy and other customer programs	21,059	20,582
Deferred construction costs	14,165	14,344
Asset retirement	18,597	16,080
Income taxes	32,905	36,546
Rate case costs	9,250	9,295
Other	40,421	30,353
Total regulatory assets	$444,602	$443,367
Less: current regulatory assets	(66,150)	(66,567)
Non-current regulatory assets	$378,452	$376,800

Regulatory liabilities
Income taxes	$335,687	$321,138
Cost of removal	190,697	184,188
Rate-base offset	12,058	13,214
Fuel and commodity costs adjustment	33,822	23,543
Deferred compensation received in relation to lost production	8,154	9,398
Deferred construction costs - fuel related	7,338	7,418
Pension and post-employment benefits	15,480	10,082
Other	14,551	8,984
Total regulatory liabilities	$617,787	$577,965
Less: current regulatory liabilities	(50,166)	(37,687)
Non-current regulatory liabilities	$567,621	$540,278